Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended	56 Months Ended	60 Months Ended	62 Months Ended	65 Months Ended	74 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Conservative Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[1],[2]	1.40%			1.26%				3.23%
Moderate Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[3],[4]	3.00%			3.53%				4.91%
Aggressive Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[5],[6]	3.89%			5.16%				6.06%
Diversified Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[7],[8]	(1.14%)			4.41%				5.77%
Core Bond Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[9],[10]	1.04%			(1.09%)				1.39%
Covered Call & Equity Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[11],[12]	(4.19%)			8.90%				6.70%
Dividend Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[13],[14]	(2.82%)			7.25%		7.55%
Large Cap Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[15],[16]	(5.02%)			10.36%				11.21%
Mid Cap Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[17],[18]	(4.09%)			10.47%				9.78%
Small Cap Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[19],[20]	(9.39%)			6.98%			7.11%
Russell Midcap® Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[21],[22]					11.62%
Russell 2000 Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[23],[24]		6.89%
Russell 2500 Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[23],[25]		6.88%
Russell 3000® Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[23],[26]		13.77%
Without Sales Load [Member] | Conservative Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	7.64%			2.46%				3.85%
Without Sales Load [Member] | Moderate Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]	9.28%			4.76%				5.53%
Without Sales Load [Member] | Aggressive Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[5]	10.20%			6.41%				6.69%
Without Sales Load [Member] | Diversified Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[7]	4.89%			5.65%				6.40%
Without Sales Load [Member] | Tax-Free National Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	[27]	3.75%			0.51%				1.67%
Without Sales Load [Member] | High Quality Bond Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	[28]	5.42%			0.73%				1.47%
Without Sales Load [Member] | High Quality Bond Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[29]	5.58%	2.16%
Without Sales Load [Member] | Core Bond Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[9]	5.86%			(0.17%)				1.86%
Without Sales Load [Member] | Core Bond Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	[30]	6.16%			0.13%				2.13%
Without Sales Load [Member] | Core Bond Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[31]	6.30%		0.26%
Without Sales Load [Member] | Core Bond Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	[32]	6.27%	1.08%
Without Sales Load [Member] | Covered Call & Equity Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[11]	1.62%			10.21%				7.33%
Without Sales Load [Member] | Covered Call & Equity Income Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	[33]	1.80%			10.49%				7.60%
Without Sales Load [Member] | Covered Call & Equity Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[34]	1.81%	6.19%
Without Sales Load [Member] | Covered Call & Equity Income Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	[35]	1.90%			10.63%				7.74%
Without Sales Load [Member] | Dividend Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[13]	3.12%			8.53%		8.73%
Without Sales Load [Member] | Dividend Income Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	[36]	3.41%			8.80%				9.19%
Without Sales Load [Member] | Dividend Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[37]	3.49%			8.91%	7.85%
Without Sales Load [Member] | Dividend Income Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	[38]	3.64%	3.91%
Without Sales Load [Member] | Large Cap Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[15]	0.77%			11.67%				11.87%
Without Sales Load [Member] | Large Cap Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	[39]	0.99%			11.95%				12.15%
Without Sales Load [Member] | Large Cap Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[40]	1.11%			12.06%	11.05%
Without Sales Load [Member] | Large Cap Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	[41]	1.18%			12.15%				12.35%
Without Sales Load [Member] | Mid Cap Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[17]	1.78%			11.79%				10.43%
Without Sales Load [Member] | Mid Cap Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	[42]	2.18%			12.30%				10.89%
Without Sales Load [Member] | Mid Cap Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[21]	2.28%			12.39%	11.36%
Without Sales Load [Member] | Mid Cap Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	[43]	2.36%			12.50%				11.12%
Without Sales Load [Member] | Small Cap Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	[19]	(3.84%)			8.25%			8.14%
Without Sales Load [Member] | Small Cap Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	[44]	3.70%			8.50%				7.49%
Without Sales Load [Member] | Small Cap Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[45]	(3.50%)		1.94%
Without Sales Load [Member] | Small Cap Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	[23]	(3.41%)	2.38%
Conservative Allocation Fund Custom Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[1],[46]	11.66%			5.09%				5.62%
ICE BofA U.S. Corporate, Government & Mortgage Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[1],[47]	6.13%			(0.33%)				1.89%
Moderate Allocation Fund Custom Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[3],[48]	15.66%			8.93%				8.21%
S&P 500® Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[3],[49]	21.45%			17.64%				14.64%
Aggressive Allocation Fund Custom Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[5],[50]	18.91%			12.03%				10.23%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[5],[51]	21.45%			17.64%				14.64%
Madison Diversifed Income Custom Bechmark Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[7],[52]	5.09%			6.07%				5.91%
S&P 500® Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[7],[53]	21.45%			17.64%				14.64%
ICE BofA U.S. Corporate, Government & Mortgage Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[7],[54]	6.13%			(0.33%)				1.89%
ICE BofA 1-22 Yr Municipal Securities Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[27],[55]	4.49%			1.41%				2.38%
Bloomberg U.S. Aggregate Bond Index Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[27],[56]	6.16%			0.24%				1.90%
Bloomberg US Govt/Credit A+Interim USD Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[28],[57]	5.93%			0.73%				1.89%
Bloomberg U.S. Aggregate Bond Index Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[28],[58]	6.16%			(0.24%)				1.90%
Bloomberg US Govt/Credit A+Interim USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[29],[59]	5.93%	1.88%
Bloomberg U.S. Aggregate Bond Index Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[29],[60]	6.16%	0.70%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[9],[61]	6.16%			(0.24%)				1.90%
Bloomberg U.S. Aggregate Bond Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[30],[62]	6.16%			(0.24%)				1.90%
Bloomberg U.S. Aggregate Bond Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[31],[63]	6.16%		(0.03%)
Bloomberg U.S. Aggregate Bond Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[32],[64]	6.16%	0.70%
CBOE S&P 500 BuyWrite BXM PR USD [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[11],[65]	11.48%			10.91%				6.88%
S&P 500® Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[11],[66]	21.45%			17.64%				14.64%
CBOE S&P 500 BuyWrite BXM PR USD Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[33],[67]	11.48%			10.91%				6.88%
S&P 500® Index Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[33],[68]	21.45%			17.64%				14.64%
CBOE S&P 500 BuyWrite BXM PR USD One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[34],[69]	11.48%	7.17%
S&P 500® Index Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[34],[70]	21.45%	14.67%
CBOE S&P 500 BuyWrite BXM PR USD Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[35],[71]	11.48%			10.91%				6.88%
S&P 500® Index Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[35],[72]	21.45%			17.64%				14.64%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[13],[73]	11.15%			14.28%		13.83%
Lipper Equity Income Funds Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[13],[74]	10.86%			13.72%		13.30%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[13],[75]	21.45%			17.64%		17.87%
Russell 1000® Value Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[36],[76]	11.15%			14.28%				9.97%
Lipper Equity Income Funds Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[36],[77]	10.86%			13.72%				10.29%
S&P 500® Index Ten [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[36],[78]	21.45%			17.64%				14.64%
Russell 1000® Value Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[37],[79]	11.15%			14.28%	12.95%
Lipper Equity Income Funds Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[37],[80]	10.86%			13.72%	12.28%
S&P 500® Index Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[37],[81]	21.45%			17.64%	15.55%
Russell 1000® Value Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[38],[82]	11.15%	8.95%
Lipper Equity Income Funds Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[38],[83]	10.86%	9.07%
S&P 500® Index Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[38],[84]	21.45%	14.67%
S&P 500® Index Eleven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[15],[85]	21.45%			17.64%				14.64%
S&P 500® Index Fourteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[39],[86]	21.45%			17.64%				14.64%
S&P 500® Index Twelve [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[40],[87]	21.45%			17.64%	15.55%
S&P 500® Index Thirteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[41],[88]	21.45%			17.64%				14.64%
Russell Midcap® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[17],[89]	10.79%			12.33%				10.63%
S&P 500® Index Fifteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[17],[90]	21.45%			17.64%				14.64%
Russell Midcap® Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[42],[91]	10.79%			12.33%				10.63%
S&P 500® Index Eighteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[42],[92]	21.45%			17.64%				14.64%
Russell Midcap® Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[21],[22]	10.79%			12.33%
S&P 500® Index Sixteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[21],[93]	21.45%			17.64%	15.55%
Russell Midcap® Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[43],[94]	10.79%			12.33%				10.63%
S&P 500® Index Seventeen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[43],[95]	21.45%			17.64%				14.64%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[19],[96]	14.41%			11.50%			10.03%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[19],[97]	11.94%			11.84%			10.52%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[19],[98]	20.81%			16.74%			15.89%
Russell 2000 Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[44],[99]	14.41%			11.50%				9.36%
Russell 2500 Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[44],[100]	11.94%			11.84%				9.99%
Russell 3000® Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[44],[101]	20.81%			16.74%				14.08%
Russell 2000 Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[45],[102]	14.41%		3.99%
Russell 2500 Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[45],[103]	11.94%		5.45%
Russell 3000® Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[45],[104]	20.81%		13.45%
Russell 2000 Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[23],[24]	14.41%
Russell 2500 Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[23],[25]	11.94%
Russell 3000® Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[23],[26]	20.81%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[2]	Maximum sales charge is 5.75% for class A shares.
[3]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[4]	Maximum sales charge is 5.75% for class A shares.
[5]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[6]	Maximum sales charge is 5.75% for class A shares.
[7]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[8]	Maximum sales charge is 5.75% for class A shares.
[9]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[10]	Maximum sales charge is 4.50% for class A shares.
[11]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[12]	Maximum sales charge is 5.75% for class A shares.
[13]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[14]	Maximum sales charge is 5.75% for class A shares.
[15]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[16]	Maximum sales charge is 5.75% for class A shares.
[17]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[18]	Maximum sales charge is 5.75% for class A shares.
[19]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[20]	Maximum sales charge is 5.75% for class A shares.
[21]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[22]	The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.
[23]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[24]	The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.
[25]	The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.
[26]	The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US.
[27]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[28]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[29]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[30]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[31]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[32]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[33]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[34]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[35]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[36]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[37]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[38]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[39]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[40]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[41]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[42]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[43]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[44]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[45]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The Fund’s past performance is not indicative of future performance.
[46]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000 Index and 10.5% MSCI ACWI ex-US Index.
[47]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the US investment grade bond markets. The index is a capitalization-weighted aggregation of outstanding US treasury, agency, and supranational mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.
[48]	The Moderate Allocation Fund Custom Index consists of 42% Russell 3000 Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index.
[49]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[50]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.
[51]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[52]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend 100 Index; 20% CBOE S&P 500 BuyWrite Index.
[53]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[54]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the US investment grade bond markets. The index is a capitalization-weighted aggregation of outstanding US treasury, agency, and supranational mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.
[55]	The ICE BofA 1-22 Yr Municipal Securities Index tracks the performance of US dollar denominated investment grade tax-exempt debt publicly issued by US states and territories, their political subdivisions, in the US domestic market, with a remaining term to final maturity less than 22 years.
[56]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[57]	The Bloomberg US Intermediate Govt/Credit A+ Index measures the performance of US dollar denominated US Treasuries,government related and investment grade US corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.
[58]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[59]	The Bloomberg US Intermediate Govt/Credit A+ Index measures the performance of US dollar denominated US Treasuries,government related and investment grade US corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.
[60]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[61]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[62]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[63]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[64]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[65]	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.
[66]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[67]	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.
[68]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[69]	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.
[70]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[71]	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e., holding a long position in and selling covered call options on that position) on the S&P 500 Index.
[72]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[73]	The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[74]	The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.
[75]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[76]	The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[77]	The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.
[78]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[79]	The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[80]	The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.
[81]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[82]	The Russell 1000 Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[83]	The Lipper US Index - Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.
[84]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[85]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[86]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[87]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[88]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[89]	The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.
[90]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[91]	The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.
[92]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[93]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[94]	The Russell Midcap Index is a mid-cap market index which measures the performance of the mid-cap segment of the US equity universe.
[95]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the US.
[96]	The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.
[97]	The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.
[98]	The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US.
[99]	The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.
[100]	The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.
[101]	The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US.
[102]	The Russell 2000 Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000 Index.
[103]	The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the US equity universe.
[104]	The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US.